UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—November 30, 2022

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2022
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief toward the close of the period, the 12 months ended November 30, 2022, were a volatile, challenging period for financial markets. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned –10.00% for Investor Shares and –9.93% for Admiral Shares. The fund trailed its benchmark, the Bloomberg PA Municipal Bond Index, which returned –9.19%.
•	The economic backdrop deteriorated early on as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	Municipal bonds were not immune to the run-up in Treasury yields, and the muni market experienced significant cash outflows. As a whole, however, their fundamentals remained solid, and they fared better than the taxable bond market.
•	The fund’s overweight positions in hospital and university bonds were significant detractors while an underweight allocation to transportation was a bright spot. Selection in AA rated bonds hurt performance.
•	Overall, the advisor lengthened the fund’s duration late in the period, detracting from returns.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-10.66%	10.56%	10.69%
Russell 2000 Index (Small-caps)	-13.01	6.44	5.45
Russell 3000 Index (Broad U.S. market)	-10.80	10.28	10.33
FTSE All-World ex US Index (International)	-11.40	2.23	1.86
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-12.91%	-2.56%	0.24%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.64	-0.77	1.40
FTSE Three-Month U.S. Treasury Bill Index	1.16	0.64	1.19
CPI
Consumer Price Index	7.11%	5.00%	3.83%

Advisor’s Report
For the 12 months ended November 30, 2022, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned –10.00% for Investor Shares and –9.93% for Admiral Shares. The fund trailed its benchmark, the Bloomberg PA Municipal Bond Index, which returned –9.19%.
The fund’s 30-day SEC yield increased 257 basis points to 3.86% for Admiral Shares during the period. (A basis point is one hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, the fund did not own such securities.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had weighed on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared.

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2021	November 30, 2022
2 years	0.24%	2.59%
5 years	0.61	2.65
10 years	1.07	2.75
30 years	1.55	3.57
Source: Vanguard.

While energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply, price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3.75 percentage points over eight months.
That created a challenging environment for bonds. Muni yields rose sharply even as the credit profile of many issuers remained solid overall. With muni returns turning negative, investors pulled large amounts of cash out of the asset class, which put additional pressure on muni prices. As a whole, the U.S. muni market finished the period down close to –9% as measured by the Bloomberg Municipal Bond Index.
The commonwealth of Pennsylvania reported fiscal 2022 general fund revenue of $43.5 billion, up from $39.1 billion in fiscal 2021. The increase was driven by higher sales and use tax collections ($13.9 billion, up from $12.8 billion the prior fiscal year) and higher personal income tax collections ($18.1 billion, up from $16.2 billion). The commonwealth ended fiscal 2022 with a $5.5 billion unappropriated general fund balance, compared with a zero balance a year earlier. Budgeted general fund revenues for fiscal 2023 are about $43 billion.
The credit trend for Pennsylvania remains stable amid rebounding economic activity and significant federal support to the commonwealth and municipalities during the pandemic. The commonwealth issued $1 billion of new funding bonds in September.
In April, Fitch revised its outlook for Pennsylvania to positive from stable, citing the commonwealth’s use of revenue surplus to build reserves to historic highs as an indication of potentially material improvement in operating performance. Fitch’s long-term rating for the commonwealth remains AA–.
The city of Philadelphia’s fiscal 2022 general fund revenue was $5.8 billion, up from $4.7 billion in fiscal 2021. Budgeted general fund revenues for fiscal 2023 are $5.7 billion.
Fitch upgraded Philadelphia’s credit rating in June to A from A–, citing improved operating performance attributed to a tax revenue rebound and the city’s budgetary actions. Fitch’s credit outlook for the city is stable.
Management of the fund
One driver of the fund’s relative underperformance was its longer duration relative to its benchmark index. (Duration is a measure of price sensitivity to movements in interest rates.) We were positioned defensively to start the year, but with rates rising we took advantage of the higher yields offered in the market and extended the fund’s duration. This was a drag on performance as rates continued to rise, but we believe it will position the fund positively for future performance. The market offered much more value later in the year; by extending our duration we are seeking to capture that value and anticipate it should be realized as flows return to munis and there is more stability in the market.
We were lighter than we typically are on credit exposure early in the period as well but were still carrying more than the benchmark. The widening in credit spreads that took place therefore dampened the fund’s relative performance.
In the second half of the period, we seized some opportunities to cycle out of shorter call bonds and into bonds with a call of closer to 10 years, as they offer a better convexity profile, which will position the fund to capture more upside price performance in the future.
The fund was well prepared in terms of liquidity going into 2022. With the Fed having been expected to initiate a hiking cycle and municipal valuations at rich levels, we didn’t predict the magnitude of outflows that occurred, but we had increased our liquidity buffer because we anticipated that some investors could head for the exits.
Outlook
Although the bond market may continue to see volatility if, as expected, the Fed makes more rate hikes in the coming year, today’s higher yields mean munis can offer more of a cushion against further price declines.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling economic output per person in all likelihood will lead to a global recession in the coming year. While we had upgraded the portfolio’s credit quality because of that outlook, we are open to opportunistically increasing our credit exposure given the widening in spreads that has taken place. At the same time, we are also favoring some sectors that tend to be more defensive during downturns.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
James M. D’Arcy, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 15, 2022

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2022
	Beginning Account Value 5/31/2022	Ending Account Value 11/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$979.70	$0.84
Admiral™ Shares	1,000.00	980.10	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Pennsylvania Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2012, Through November 30, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	-10.00%	1.64%	2.42%	$12,706
Bloomberg PA Municipal Bond Index	-9.19	1.58	2.21	12,447
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	12,161

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Pennsylvania Long-Term Tax-Exempt Fund Admiral Shares	-9.93%	1.72%	2.51%	$64,064
Bloomberg PA Municipal Bond Index	-9.19	1.58	2.21	62,233
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	60,804
See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2022
Under 1 Year	4.8%
1 - 3 Years	3.3
3 - 5 Years	2.6
5 - 10 Years	12.2
10 - 20 Years	43.7
20 - 30 Years	30.1
Over 30 Years	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.1%)
Pennsylvania (98.3%)
[1,2]	Abington Pennsylvania School District GO VRDO	1.010%	12/1/22	7,485	7,485
[3]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/46	600	571
[3]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/51	1,750	1,606
[3]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/55	2,200	2,001
[4]	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/46	4,095	3,912
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	4,000	4,116
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,706
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,197
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,563
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,035	2,046
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	840
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,023
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	998
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,069
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	1,918
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	1,993
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	2,788
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	1.050%	12/1/22	55,475	55,475
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	26
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,500	1,624
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,195
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	3,454
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,032
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,791
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,525
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,503
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	11,108
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	7,129
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	4,816
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,186
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,440
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	20,080	18,252
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	18,230	18,451
[1]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,075	903
[1]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,489
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,405	1,109
[1]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,268
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	1,100	799
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	1,165	815
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,755
	Allegheny County PA GO	4.000%	11/1/34	915	941
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,248
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,304
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,026
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	834
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,117
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,695
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	4,000	4,189
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,512
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	500	443
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	977
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	3,837
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	3,500	3,651
[3]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,564
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,190
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,646
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,729
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	5,385	5,092
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,100	1,970
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,917
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	4,000	4,247
[3]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	430

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allentown City School District GO	4.000%	2/15/24	550	557
[3]	Allentown City School District GO	5.000%	2/1/32	3,075	3,402
[3]	Allentown City School District GO	5.000%	6/1/32	1,465	1,553
[3]	Allentown City School District GO	4.000%	2/1/34	1,500	1,515
[3]	Allentown City School District GO	5.000%	2/1/34	1,300	1,433
[3]	Allentown City School District GO	4.000%	2/1/35	1,175	1,180
[3]	Allentown City School District GO	5.000%	6/1/35	2,000	2,117
[3]	Allentown City School District GO	4.000%	2/1/36	1,100	1,101
[3]	Allentown City School District GO	5.000%	6/1/36	1,500	1,586
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,100	1,138
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	4,250	4,152
[1]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	1,925	1,919
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,750	1,796
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,163
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,000	961
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	1,000	933
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	2,210	2,046
[3]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,600
[4]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	2,927
[3]	Armstrong School District GO	5.000%	3/15/31	1,800	2,026
[3]	Armstrong School District GO	3.000%	3/15/34	5,605	5,261
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	510
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	757
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,089
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,001
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	702
	Avon Grove School District Chester County GO	4.000%	11/15/40	700	692
[3]	Beaver County PA GO	4.000%	4/15/30	450	470
[3]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	53
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	702
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	370
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,480
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	413
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	481
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	772
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,392
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,412
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	1,394
[3]	Bermudian Springs School District GO	4.000%	5/1/44	2,500	2,440
[3]	Berwick Area School District GO	4.000%	11/15/46	1,775	1,714
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,396
[4]	Blue Mountain School District GO	4.000%	8/1/23	345	348
[4]	Blue Mountain School District GO	4.000%	8/1/24	360	368
[4]	Blue Mountain School District GO	4.000%	8/1/25	385	398
[4]	Blue Mountain School District GO, ETM	4.000%	8/1/23	125	126
[4]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	143
[4]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	78

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bristol Township School District GO	4.000%	6/1/48	1,545	1,483
	Bristol Township School District GO, Prere.	5.250%	6/1/23	3,000	3,040
	Bucks County IDA College & University Revenue	5.000%	11/1/37	1,205	1,200
	Bucks County IDA College & University Revenue	5.000%	11/1/52	1,280	1,207
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,154
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	550
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	890
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	2,129
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,739
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	11,160	7,589
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	15,540	10,824
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,000	767
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,255	3,827
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,430
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	542
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	505
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	555
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,711
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,400
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	4,463
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,231
[4]	Cambria County PA GO	4.000%	8/1/34	750	772
[4]	Cambria County PA GO	4.000%	8/1/35	700	713
[4]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,182
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,207
	Capital Region Water Revenue	5.000%	7/15/31	2,350	2,571
	Capital Region Water Revenue	5.000%	7/15/32	1,100	1,203
	Capital Region Water Revenue	5.000%	7/15/35	500	546
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,083
	Capital Region Water Sewer Revenue	5.000%	7/15/31	1,240	1,341
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	540
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,475
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,075
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,941
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,844
	Central Bradford Progress Authority Health, Hospital Nursing Home Revenue	3.000%	12/1/44	1,500	1,129
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	13,302
	Central Dauphin School District GO	4.000%	5/15/32	1,000	1,030
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,033
	Central Dauphin School District GO	4.000%	5/15/35	2,325	2,361
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,002
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,532

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	1,938
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	4,210	4,432
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,841
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,435
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	1,926
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,573
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	3,755
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,000	9,198
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	2,583
	Chester County IDA Recreational Revenue	4.000%	12/1/46	12,105	11,272
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,635
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,092
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	5,408
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	1,645	1,525
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,063
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,076
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,019
[3]	Coatesville School District GO	0.000%	10/1/33	1,000	621
	Colonial School District GO	3.000%	2/15/39	350	306
	Colonial School District GO	3.000%	2/15/40	700	603
	Colonial School District GO	3.000%	2/15/41	700	598
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	258
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,032
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,128
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,974
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,141
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,322
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,610
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,423
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	5,564
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,614
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	10,870
[4,5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	36,635
	Commonwealth of Pennsylvania COP	5.000%	7/1/29	300	329
	Commonwealth of Pennsylvania COP	5.000%	7/1/30	375	411
	Commonwealth of Pennsylvania COP	5.000%	7/1/31	425	466
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	517
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	915
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,079

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	943
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,073
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	175	175
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,036
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	220
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	57
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	10,392
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	10,000	10,592
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,507
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,421
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,673
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	5,390
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	568
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,819
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,286
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,763
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	10,350	10,780
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	4,000	4,062
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	7,840
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	12,000	12,392
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,506
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,270
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,209
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	5,739
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	18,930	19,619
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	9,350	9,768
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	19,575	20,136
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,030
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,336
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	15,000	17,349
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,585
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	10,000	10,294
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	20,500	18,862
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	13,792
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	17,241
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,062
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	365	331
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	9,082
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	675
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,078
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,260
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	4,906
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,831
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	11,422
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,151
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	11,354
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,257
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	4,835
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,348
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,101
	Conestoga Valley School District GO	3.000%	2/1/38	850	742
[3]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,750
[4]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,176
[4]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	650

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Council Rock School District GO	2.050%	11/15/33	1,085	885
	Council Rock School District GO	3.250%	11/15/39	5,010	4,342
	Council Rock School District GO	2.050%	8/15/42	3,000	2,015
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	793
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	844
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,497
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,973
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,389
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	1,999
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	4,655
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	6,766
	Cumberland Valley School District GO	5.000%	12/1/31	750	788
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,055
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,181
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,049
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,300
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,579
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,805
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,223
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,083
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,053
[4]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	501
[4]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,299
	Delaware County Authority College & University Revenue	5.000%	10/1/33	500	537
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,308
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	855
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,249
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,502
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,595
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,875	6,188
	Delaware County Authority College & University Revenue	5.000%	10/1/46	5,095	5,339
	Delaware County IDA Industrial Revenue (United Parcel Services Project) VRDO	1.100%	12/1/22	700	700
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,554
[3]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue, Prere.	5.000%	11/1/23	1,250	1,277
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,335
[3]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,098
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,509
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,076
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,756
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,496
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	6,500	6,720
	Delaware River Port Authority Highway Revenue	5.000%	1/1/32	2,750	3,034

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,172
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	7,000	7,073
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,702
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	647
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	5,115	5,184
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,954
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,589
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,589
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/25	2,715	2,720
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	3,305	3,312
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	8,287
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	13,020	14,665
[2]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	1.800%	12/7/22	2,450	2,450
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,730	3,755
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,445	4,471
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,170	1,176
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,025	1,030
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	865	869
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,040	3,419
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	792
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,052
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	522
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	494
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	775
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,072
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	6,365
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	7,850	6,674
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	8,405	7,113
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	872
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	3,962
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,541
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,134
[3]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,281
[3]	East Pennsboro Area School District GO	4.000%	10/1/47	1,750	1,689
[3]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	256

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	256
	Easton Area School District GO	4.000%	4/1/32	1,450	1,531
[3]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,175	2,122
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	33
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	300	274
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	926
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,354
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,422
[4]	Erie School District GO	5.000%	4/1/27	150	162
[4]	Erie School District GO	3.000%	4/1/32	3,360	3,272
[4]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	3,510
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,155
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	921
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	1,885
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	4,050	3,240
[3]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,139
[3]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,838
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,452
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,064
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	13,125	12,737
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,047
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	10,147
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	7,030	6,459
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	28,500	25,857
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	15,299
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/33	320	316
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/34	560	550
	Gettysburg Area School District GO	4.000%	4/1/33	1,085	1,131
	Gettysburg Area School District GO	4.000%	4/1/35	750	768
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,219
[4]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,257
[4]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,480
[4]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	3,321
	Hamburg Area School District GO	5.000%	4/1/23	335	338
	Haverford Township School District GO	3.000%	3/1/31	3,920	3,874
	Haverford Township School District GO	3.000%	3/1/32	4,050	3,918
	Haverford Township School District GO	3.000%	3/1/33	4,165	4,006
	Haverford Township School District GO	3.000%	3/1/34	55	52
[4]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,382
[4]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,257
[4]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,437
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,045	2,091
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,429
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,494
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,559

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,622
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,693
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	997
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,655
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	2,000	1,847
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	856
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	589
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	4,100
[7]	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	1,500	1,387
[7]	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	2,028
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	21,980	22,378
	Lancaster County PA GO	4.000%	11/1/32	300	312
	Lancaster County PA GO	4.000%	11/1/33	375	389
	Lancaster County PA GO	4.000%	11/1/34	500	515
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	9,138
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	712
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	723
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,244
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	688
[2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	1.100%	12/1/22	5,000	5,000
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,113
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,951
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,881
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	532
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,750	1,333
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,800	2,075
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,265
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,229
[3]	Lancaster PA GO	4.000%	11/1/31	1,350	1,416
[3]	Lancaster PA GO	4.000%	11/1/32	2,445	2,555
[3]	Lancaster PA GO	4.000%	11/1/33	2,545	2,651
[3]	Lancaster PA GO	4.000%	11/1/34	2,660	2,743
[3]	Lancaster PA GO	4.000%	11/1/35	2,355	2,414
[3]	Lancaster School District GO	4.000%	6/1/36	1,190	1,212
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	344
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	308
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	331
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	409
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	426
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	502
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	591
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	452
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,136

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,187
Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,582
Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,480
Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	15
Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,743
Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,197
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,170
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	6,089
Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	7,305
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	31,175	28,041
Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	15
Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	442
Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	3,010
Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,648
Mechanicsburg Area School District GO	4.000%	3/1/33	1,645	1,707
Methacton School District GO	4.000%	9/15/41	520	518
Methacton School District GO	4.000%	9/15/42	565	557
Methacton School District GO	4.000%	9/15/45	1,000	972
Monroe County PA GO	4.000%	7/15/37	1,630	1,640
Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,254
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	2,000	1,868
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,656
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,028
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,044
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,089
Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,105	1,110
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,188
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,210
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,007
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,006
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,285
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	1,912
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	27
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,346
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,932
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,615

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	5,150	4,978
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	6,939
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	4,686
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	1,915
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	5	4
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	3,000	2,609
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	8,589
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	18,690	16,096
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	6,000	6,002
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	378
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,413
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,392
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	7,209
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	12,805	11,296
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	4,465
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	85
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	5,498
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,546
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,219
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,508
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,533
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	584
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,500
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,730	5,628
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	6,343
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	100

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	226
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	303
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	253
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	355
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	305
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	203
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	101
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	212
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	227
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	101
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	226
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	368
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	563
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	810
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	689
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	387
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,023
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,018
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,795	3,981
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,245
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,300	3,462
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	11,801
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	8,916
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	857
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,706
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,519
[4]	Montour School District GO, Prere.	5.000%	10/1/25	3,185	3,390
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	932
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,990
	Moon PA GO	4.000%	11/15/50	3,270	3,119
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	5,690

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,717
[4]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	1,793
[3]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,044
[3]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,180
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,032
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,518
	North Penn Water Authority Water Revenue	4.000%	11/1/30	500	530
	North Penn Water Authority Water Revenue	4.000%	11/1/32	1,400	1,467
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,647
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,527
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,782
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,191
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,106
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	7,001
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,065
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,597
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,685
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,021
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	991
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,500
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,156
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,288
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,185
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,796
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,077
[3]	Northeastern School District/York County GO	3.000%	3/1/33	375	355
[3]	Northeastern School District/York County GO	3.000%	3/1/34	300	279
[3]	Northeastern School District/York County GO	3.000%	3/1/35	250	227
[3]	Northeastern School District/York County GO	3.000%	3/1/38	850	737
[3]	Northeastern School District/York County GO	3.000%	3/1/41	800	657
[3]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,619
[3]	Northern Tioga School District GO	5.000%	4/1/31	700	765
[3]	Northern Tioga School District GO	4.000%	4/1/33	500	517
[3]	Penn Hills School District GO	3.000%	10/1/30	3,030	2,988
[3]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,501
[3]	Penn Hills School District GO	3.000%	10/1/32	2,845	2,736
[3]	Penn Hills School District GO	3.000%	10/1/33	5,015	4,759
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,786
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	836

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	2,735
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,079
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,262
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	2,627
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,619
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,123
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	8,184
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/32	2,500	2,526
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,038
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,663
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,200	1,180
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,421
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,631
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	1,235	1,245
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,167
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	3,633
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,626
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	7,000	6,337
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	3,750	3,338
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,543
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,761
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,047
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,208
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,313
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/30	200	223
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,937
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	329
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,398
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,658

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,355
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,570
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,114
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,006
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,236
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,947
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,300
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,254
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,413
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,021
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,306
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	966
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,963
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	10,000	9,941
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	2,000	1,949
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,101
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,305
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,292
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	790
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	4,094
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	763
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	500	560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,243
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,162
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	794
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,111
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,515
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,250	1,265
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,104

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,262
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,091
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	5,935
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,400	5,321
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	2,645	2,596
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,200
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	5,530
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	10,015	10,358
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	20,235	19,367
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	11,485	11,934
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	1,000	1,012
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,398
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,717
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	944
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,579	7,358
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,568
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	3,784
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	4,340	4,071
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,463
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,595
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,448
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,261
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,690
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,431
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	6,000
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	4,804
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	3,548
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	3,557

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	10,005	6,705
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	4,971
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,314
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	1,962
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	4,820
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,475	1,438
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,105	1,075
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,425	3,253
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,690	7,983
Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,373
Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	5,004
Pennsylvania State University College & University Revenue	5.000%	9/1/46	2,070	2,221
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	3,040	3,290
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,375
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,129
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,188
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,741
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	15,760
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,329
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	17,100	17,703
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	36,000	33,995
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,000	4,777
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	2,000	1,899
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	7,484
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	7,455
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,325	10,164
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	5,641
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,346
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,067
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	544
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	2,705
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	570
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,039
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	9,000	9,732
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,056
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,380
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	4,649
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,139

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,928
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,668
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,246
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,252
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,063
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,324
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,248
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,612
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,190
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,442
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,828
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,411
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	8,364
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,000	1,000
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,555	2,557
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	2,997
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	6,075
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	20,521
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,600	1,601
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,605	2,605
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,785
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	5,200	5,336
[3]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	7,220	3,076
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	209
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,255	2,210
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,175
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,385
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,663
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,082
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,428
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,390	17,037
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	2,685
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	5,515	5,789
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	16,000	16,356
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,280
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	12,920
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	6,000	6,215
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	1,840	1,637
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,000	4,792
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,650	5,880
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	3,605	3,188
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	17,914
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	3,057
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,503
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	5,228
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,303
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	4,525	4,266
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	3,049
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.860%	12/1/22	2,600	2,600
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	8,385
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,140	2,140
[1,2,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.080%	12/1/22	18,700	18,700
[1,2,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.080%	12/1/22	7,395	7,395

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.080%	12/1/22	16,200	16,200
[1,2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	1.930%	12/1/22	2,500	2,500
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,636
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,302
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,297
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	5/1/40	1,000	1,007
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	200	187
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	5/1/50	2,000	1,999
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	200	176
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	240	175
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	170	119
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,409
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,154
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,150
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	4,878
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,355
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	1,882
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	12,000	10,741
	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	11/1/60	14,410	14,961
	Philadelphia Authority for Industrial Development College & University Revenue (Saint Joseph University Project)	5.250%	11/1/52	3,000	3,085
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,038
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,837
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,312
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,176
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,810
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,479
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	8,950	8,997
[1,2]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue TOB VRDO	1.010%	12/1/22	1,940	1,940
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,015
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,213
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,613
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,363

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,229
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,109
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,104
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,112
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,263
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,371
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,712
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,204
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,200
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,000	961
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	12,176
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,292
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,024
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	4,831
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	5,000	4,810
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	4,738
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/42	1,000	896
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/52	1,500	1,290
	Philadelphia IDA Charter School Aid Revenue	5.250%	6/15/52	950	862
	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/57	950	855
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,027
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,539
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,397
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,097
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,450
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,938
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,505
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,364
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	804
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,411
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	3,953
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,455
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,830
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,952
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,867
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,174
[3]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,735
	Philadelphia PA GO	5.000%	8/1/26	4,125	4,411
	Philadelphia PA GO	5.000%	2/1/31	2,500	2,717
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,145
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,191
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,214
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,736
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,185
[4]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,463
	Philadelphia PA GO	5.000%	5/1/36	4,690	5,047
	Philadelphia PA GO	4.000%	5/1/37	4,435	4,432
	Philadelphia PA GO	4.000%	5/1/38	4,000	3,982
	Philadelphia PA GO	4.000%	5/1/39	1,000	992
	Philadelphia PA GO	4.000%	5/1/41	2,020	1,996
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	6,564
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/33	1,765	1,913

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,046
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,156
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,066
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,295
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,038
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,519
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,788
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,556
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	2,990
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,234
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	13,970	15,498
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,080
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	9,372
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	9,020	9,897
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,047
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	10,422
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,358
[6]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	380	381
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	2,000	2,101
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	3,000	3,146
[9]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,289
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,323
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,799
	Philadelphia School District GO	5.000%	9/1/29	2,135	2,269
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,095
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,128
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,598
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,537
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,087
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,283
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,080
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,069
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,269
[4]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,097
	Philadelphia School District GO	5.000%	9/1/44	10,165	10,754
	Pine-Richland School District GO	4.000%	3/1/35	250	256
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,263
	Pine-Richland School District GO	4.000%	3/1/37	750	754
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,075
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	537
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,069
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	533
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	533
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/34	5,000	5,500
	Pittsburgh PA GO	3.000%	9/1/33	550	528
	Pittsburgh PA GO	4.000%	9/1/34	625	646
	Pittsburgh PA GO	5.000%	9/1/34	50	54
	Pittsburgh PA GO	4.000%	9/1/35	750	766

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pittsburgh PA GO	5.000%	9/1/35	560	607
	Pittsburgh PA GO	4.000%	9/1/36	875	891
	Pittsburgh PA GO	4.000%	9/1/36	840	858
	Pittsburgh PA GO	5.000%	9/1/36	825	892
	Pittsburgh PA GO	5.000%	9/1/36	1,770	1,948
	Pittsburgh PA GO	4.000%	9/1/37	500	509
	Pittsburgh PA GO	4.000%	9/1/38	500	506
	Pittsburgh PA GO	4.000%	9/1/38	800	812
	Pittsburgh PA GO	4.000%	9/1/39	750	757
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,113
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,229
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,175
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,740
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,830	9,100
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	7,742
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,416
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	5,178
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,311
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	871
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,300	5,378
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,377
[4]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	424
[4]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	254
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/45	2,375	2,264
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,488
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,332
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	1,962
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,554
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	6,388
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	8,000	8,067
	Quaker Valley PA School District GO	5.000%	10/1/34	400	453
	Quaker Valley PA School District GO	5.000%	10/1/35	350	394
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,455
	Radnor Township School District GO	4.000%	8/15/39	1,400	1,416
	Radnor Township School District GO	4.000%	8/15/40	1,250	1,262
[4]	Reading School District GO	5.000%	3/1/38	1,750	1,824
[4]	Ridley School District GO	4.000%	11/15/34	1,000	1,032
[4]	Ridley School District GO	4.000%	11/15/35	1,250	1,277
[3]	Ridley School District GO	3.000%	11/15/37	2,950	2,581
[4]	Ridley School District GO	4.000%	11/15/37	800	804
[3]	Ridley School District GO	3.000%	11/15/38	2,000	1,688
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,494
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,050
	School District of Philadelphia GO	4.000%	9/1/39	5,260	5,136
	School District of Philadelphia GO	4.000%	9/1/40	2,630	2,529
	School District of Philadelphia GO	4.000%	9/1/41	4,830	4,532
	School District of Philadelphia GO	4.000%	9/1/46	12,325	11,249
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	11
[4]	Scott Township PA GO	3.000%	8/15/34	290	272
[4]	Scott Township PA GO	3.000%	8/15/38	300	259
[4]	Scott Township PA GO	3.000%	8/15/42	650	529
[4]	Scott Township PA GO	3.000%	8/15/46	600	460
	Scranton PA School District GO	4.000%	12/1/40	500	489

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Scranton PA School District GO	4.000%	12/1/45	1,740	1,662
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,576
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,365
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,327
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,385
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,224
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,296
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,756
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	416
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,549
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,134
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,060
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,217
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	13,500	12,619
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.070%	12/1/22	4,665	4,665
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,589
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,170
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,485
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,492
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,336
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,495
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	13,616
[1,2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	1.930%	12/1/22	3,115	3,115
[1,2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	1.930%	12/1/22	2,670	2,670
	State College PA Area School District GO	5.000%	5/15/36	375	412
	State College PA Area School District GO	5.000%	5/15/37	630	690
	State College PA Area School District GO	5.000%	5/15/38	350	383
	State College PA Area School District GO	5.000%	3/15/40	2,535	2,621
[3]	State Public School Building Authority College & University Revenue	4.000%	3/1/31	500	520
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,057
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,188

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,553
[3]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,026
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,098
	State Public School Building Authority College & University Revenue, Prere.	5.500%	5/1/23	6,165	6,242
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	3,813
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,066
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,072
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,410	11,963
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	4,000	4,205
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,879
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,389
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,214
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,173
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,199
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,656
[4]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	450
[4]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	521
[4]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	705
[3]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	5,000	5,006
	Susquehanna Township School District GO	3.000%	5/15/33	1,500	1,446
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,729
	Township of Hampton PA GO	5.000%	1/1/35	150	167
	Township of Hampton PA GO	5.000%	1/1/36	150	166
	Township of Hampton PA GO	5.000%	1/1/37	175	191
	Township of Hampton PA GO	4.000%	1/1/42	1,000	972
	Township of Hampton PA GO	4.000%	1/1/47	1,500	1,409
	Township of Hampton PA GO	4.125%	1/1/52	1,625	1,529
[3]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,070
[3]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,047
[3]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,709
[4]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,301
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	2,994
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,000	864
	Upper Merion Area School District GO	3.000%	1/15/43	2,660	2,192
	Upper Merion Area School District GO	4.000%	1/15/46	3,000	3,013
	Upper Merion Area School District GO, Prere.	5.000%	1/15/25	1,620	1,700
	Upper Merion Area School District GO, Prere.	5.000%	1/15/26	500	535
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	6,918
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,633

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington County Authority College & University Revenue VRDO	1.750%	12/1/22	6,100	6,100
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,434
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,092
	West Bradford Township PA GO	4.000%	12/15/40	745	753
	West Bradford Township PA GO	4.000%	12/15/45	1,395	1,396
	West Bradford Township PA GO	4.000%	12/15/49	1,125	1,114
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,494
[3]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,205
[3]	West Mifflin School District GO	3.000%	4/1/38	5,920	4,858
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,615
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,501
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,727
	West Shore PA School District GO	4.000%	11/15/34	640	656
	West Shore PA School District GO	4.000%	11/15/35	540	549
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,114
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,010
	West Shore PA School District GO	4.000%	11/15/38	500	504
	West Shore PA School District GO	4.000%	11/15/40	900	902
	West Shore PA School District GO	4.000%	11/15/45	1,000	968
	West View Municipal Authority Water Revenue	4.000%	11/15/33	1,000	1,031
	West View Municipal Authority Water Revenue	4.000%	11/15/34	1,000	1,022
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,214
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,315
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,424
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,630
	West York Area School District GO	5.000%	4/1/33	4,265	4,291
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,137
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,179
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	2,856
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	6,100	4,495
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	5,430	4,926
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,692
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,415
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,532
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,035
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	835
[3]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,014
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,063
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,800	2,532
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,443
[3]	William Penn School District GO	3.000%	11/15/34	2,595	2,423
[3]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,347
	Wyomissing Area School District GO	4.000%	2/1/38	800	801
	York County PA GO	4.000%	3/1/34	3,000	3,099
					3,463,412

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam (0.1%)
Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	213
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	575	498
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,022
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,252
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	668
				3,653
Puerto Rico (0.7%)
Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,887	1,912
Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,282	1,311
Commonwealth of Puerto Rico GO	5.625%	7/1/29	715	732
Commonwealth of Puerto Rico GO	5.750%	7/1/31	2,264	2,321
Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,028	1,110
Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	916
Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	108
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	529	491
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,599	1,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,776	1,290
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,134
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,805	10,665
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,000	946
				24,223
Total Tax-Exempt Municipal Bonds (Cost $3,708,820)				3,491,288
Total Investments (99.1%) (Cost $3,708,820)				3,491,288
Other Assets and Liabilities—Net (0.9%)				32,212
Net Assets (100%)				3,523,500
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $79,765,000, representing 2.3% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Securities with a value of $1,095,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	189	38,813	101

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2023	(112)	(15,264)	(137)
				(36)

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,708,820)	3,491,288
Investment in Vanguard	127
Cash	85
Receivables for Investment Securities Sold	4,996
Receivables for Accrued Income	44,785
Receivables for Capital Shares Issued	1,653
Variation Margin Receivable—Futures Contracts	173
Other Assets	193
Total Assets	3,543,300
Liabilities
Payables for Investment Securities Purchased	14,143
Payables for Capital Shares Redeemed	2,342
Payables for Distributions	3,177
Payables to Vanguard	138
Total Liabilities	19,800
Net Assets	3,523,500
At November 30, 2022, net assets consisted of:

Paid-in Capital	3,764,016
Total Distributable Earnings (Loss)	(240,516)
Net Assets	3,523,500

Investor Shares—Net Assets
Applicable to 27,156,159 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	287,246
Net Asset Value Per Share—Investor Shares	$10.58

Admiral Shares—Net Assets
Applicable to 305,954,917 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,236,254
Net Asset Value Per Share—Admiral Shares	$10.58

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2022
($000)
Investment Income
Income
Interest	121,777
Total Income	121,777
Expenses
The Vanguard Group—Note B
Investment Advisory Services	217
Management and Administrative—Investor Shares	487
Management and Administrative—Admiral Shares	2,779
Marketing and Distribution—Investor Shares	30
Marketing and Distribution—Admiral Shares	149
Custodian Fees	20
Auditing Fees	30
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—Admiral Shares	31
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	3,775
Expenses Paid Indirectly	(7)
Net Expenses	3,768
Net Investment Income	118,009
Realized Net Gain (Loss)
Investment Securities Sold	(25,878)
Futures Contracts	2,283
Realized Net Gain (Loss)	(23,595)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(534,851)
Futures Contracts	565
Change in Unrealized Appreciation (Depreciation)	(534,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	(439,872)

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	118,009	121,837
Realized Net Gain (Loss)	(23,595)	11,421
Change in Unrealized Appreciation (Depreciation)	(534,286)	(942)
Net Increase (Decrease) in Net Assets Resulting from Operations	(439,872)	132,316
Distributions
Investor Shares	(10,555)	(11,329)
Admiral Shares	(117,637)	(123,077)
Total Distributions	(128,192)	(134,406)
Capital Share Transactions
Investor Shares	(57,503)	29,250
Admiral Shares	(401,007)	253,163
Net Increase (Decrease) from Capital Share Transactions	(458,510)	282,413
Total Increase (Decrease)	(1,026,574)	280,323
Net Assets
Beginning of Period	4,550,074	4,269,751
End of Period	3,523,500	4,550,074

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.14	$12.14	$11.89	$11.21	$11.56
Investment Operations
Net Investment Income[1]	.327	.323	.353	.377	.394
Net Realized and Unrealized Gain (Loss) on Investments	(1.532)	.036	.283	.727	(.291)
Total from Investment Operations	(1.205)	.359	.636	1.104	.103
Distributions
Dividends from Net Investment Income	(.327)	(.323)	(.352)	(.377)	(.394)
Distributions from Realized Capital Gains	(.028)	(.036)	(.034)	(.047)	(.059)
Total Distributions	(.355)	(.359)	(.386)	(.424)	(.453)
Net Asset Value, End of Period	$10.58	$12.14	$12.14	$11.89	$11.21
Total Return[2]	-10.00%	2.99%	5.45%	9.99%	0.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$287	$393	$364	$368	$308
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.95%	2.66%	2.96%	3.23%	3.48%
Portfolio Turnover Rate	30%	22%	18%	9%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.14	$12.14	$11.89	$11.21	$11.56
Investment Operations
Net Investment Income[1]	.336	.333	.363	.386	.403
Net Realized and Unrealized Gain (Loss) on Investments	(1.532)	.036	.282	.728	(.291)
Total from Investment Operations	(1.196)	.369	.645	1.114	.112
Distributions
Dividends from Net Investment Income	(.336)	(.333)	(.361)	(.387)	(.403)
Distributions from Realized Capital Gains	(.028)	(.036)	(.034)	(.047)	(.059)
Total Distributions	(.364)	(.369)	(.395)	(.434)	(.462)
Net Asset Value, End of Period	$10.58	$12.14	$12.14	$11.89	$11.21
Total Return[2]	-9.93%	3.07%	5.53%	10.08%	0.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,236	$4,157	$3,905	$3,632	$3,167
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.04%	2.74%	3.04%	3.31%	3.56%
Portfolio Turnover Rate	30%	22%	18%	9%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Pennsylvania Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2022, the fund had contributed to Vanguard capital in the amount of $127,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Pennsylvania Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,491,288	—	3,491,288
Derivative Financial Instruments
Assets
Futures Contracts[1]	101	—	—	101
Liabilities
Futures Contracts[1]	137	—	—	137
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	3,217
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(23,201)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(217,355)

Pennsylvania Long-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	117,910	121,726
Ordinary Income*	2,362	8
Long-Term Capital Gains	7,920	12,672
Total	128,192	134,406
*	Includes short-term capital gains, if any.
As of November 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,708,643
Gross Unrealized Appreciation	24,015
Gross Unrealized Depreciation	(241,370)
Net Unrealized Appreciation (Depreciation)	(217,355)
F.	During the year ended November 30, 2022, the fund purchased $1,175,028,000 of investment securities and sold $1,676,414,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2022, such purchases were $386,790,000 and sales were $409,755,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	61,782	5,597	114,145	9,376
Issued in Lieu of Cash Distributions	8,239	744	9,327	767
Redeemed	(127,524)	(11,592)	(94,222)	(7,748)
Net Increase (Decrease)—Investor Shares	(57,503)	(5,251)	29,250	2,395

Pennsylvania Long-Term Tax-Exempt Fund
	Year Ended November 30,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	610,447	56,009	590,940	48,550
Issued in Lieu of Cash Distributions	76,734	6,935	81,215	6,683
Redeemed	(1,088,188)	(99,508)	(418,992)	(34,461)
Net Increase (Decrease)—Admiral Shares	(401,007)	(36,564)	253,163	20,772
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Pennsylvania Tax-Free Funds and Shareholders of Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2022, the related statement of operations for the year ended November 30, 2022, the statement of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2022 and the financial highlights for each of the five years in the period ended November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $7,920,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg PA Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Pennsylvania Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Pennsylvania Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Pennsylvania Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg PA Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Pennsylvania Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Pennsylvania Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg PA Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Pennsylvania Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Pennsylvania Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the Pennsylvania Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG PA MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and
Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q770 012023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2022: $31,000
Fiscal Year Ended November 30, 2021: $31,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2022: $10,494,508
Fiscal Year Ended November 30, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2022: $2,757,764
Fiscal Year Ended November 30, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2022: $5,202,689
Fiscal Year Ended November 30, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2022: $298,000
Fiscal Year Ended November 30, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2022: $5,500,689
Fiscal Year Ended November 30, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.